Related Party Balance and Transactions (Details) - Schedule of Balances of Amount Due from Related Parties - USD ($)		Dec. 31, 2023	Dec. 31, 2022
Bally [Member]
Due from related parties
Due from related parties		$ 5,172	$ 5,168
Mr. Xuanming Wang [Member]
Due from related parties
Due from related parties			20,102
Mr. Shousheng Guo [Member]
Due from related parties
Due from related parties	[1]	100,000
Shidong (Suzhou) Investment Co., Ltd.[Member]
Due from related parties
Due from related parties		39,437	37,332
Mr. Wenwu Zhang [Member]
Due from related parties
Due from related parties	[2]	330,991	337,420
Ms. Chao Liu [Member]
Due from related parties
Due from related parties	[1]	141,024
Others [Member]
Due from related parties
Due from related parties		700
Related Party [Member]
Due from related parties
Due from related parties		$ 617,324	$ 400,022

[1]	The staff advance balances as of December 31, 2023 had been repaid by May 15, 2024.
[2]	The balance as of December 31, 2023 and 2022 represented the prepaid acquisition consideration to purchase Mr. Wenwu Zhang’s equity in Haicheng Shenhe.